INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INCOME TAXES [Text Block]
14.	INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2017	2016
Net loss for the year	$(56,863,922)	$(17,455,889)
Statutory rate	26.75%	27.00%
Expected income tax recovery	$(15,211,000)	$(4,713,000)
Permanent differences	1,431,000	1,805,000
Impact of flow-through shares	580,000	480,000
Share issuance costs	(1,276,000)	-
Adjustment to prior years provision versus statutory tax returns	(597,000)	126,000
Change in unrecognized deductible temporary differences and other	15,040,000	2,378,000
Total	$(33,000)	$76,000

The Company’s income tax (recovery) expense is comprised of the following:

	2017	2016
Deferred income tax (recovery) expense	$(33,000)	$76,000
Total	$(33,000)	$76,000

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2017	2016
Exploration and evaluation assets	$4,333,000	$3,532,000
Convertible debentures	-	1,454,000
Non-capital losses	(3,916,000)	(4,004,000)
Share issuance costs	(119,000)	(839,000)
Equipment	(18,000)	(6,000)
Net deferred tax liabilities	$280,000	$137,000

Movement in the Company’s deferred tax liability balance in the year is as follows:

	2017	2016
Opening balance	$137,000	$-
Recognized in income tax expense	167,000	290,000
Recognized in equity	(24,000)	(153,000)
Net deferred tax liability	$280,000	$137,000

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

		Expiry Date		Expiry Date
	2017	Range	2016	Range
Temporary Differences
Non-capital losses available for future periods	$24,735,000	2031 to 2037	$-	-
Net capital losses	355,000	No expiry	-	-
Share issuance costs	12,148,000	-	6,101,000	-
Convertible debt	24,211,000	-	-	-
Equipment	513,000	-	1,140,000	-

Tax attributes are subject to review, and potential adjustment, by tax authorities.